Property and Equipment, Net - Schedule of Property, Plant and Equipment Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Less: accumulated deprecation	$ (73)	$ (273)
Total property and equipment, net	59	13
Machinery and Equipment [Member]
Property, plant and equipment, gross	$ 132	$ 286